CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Cash and cash equivalents		$ 459,376	¥ 3,198,086	¥ 2,606,939	[1]
Restricted cash		10,207	71,056	427,546	[1]
Accounts receivable (net of allowance of nil and RMB2,461 as of December 31, 2018 and 2019, respectively)		488	3,398	40,326	[1]
Contract assets, net (net of allowance of RMB992,049 and RMB1,515,627 as of December 31, 2018 and 2019,		344,550	2,398,685	3,909,263	[1]
Contract cost		22,983	160,003	145,460	[1]
Prepaid expenses and other assets		191,505	1,333,221	2,552,319	[1]
Loans at fair value		60,113	418,492	1,375,221	[1]
Financing receivables (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)		4,254	29,612
Amount due from related parties		142,039	988,853	1,361,805	[1]
Held-to-maturity investments		952	6,627	329,597	[1]
Available-for-sale investments		66,217	460,991	835,565	[1]
Other long-term investments	[1]			217,636
Property, equipment and software, net		28,133	195,855	266,002	[1]
Deferred tax assets		6,522	45,407	184,136	[1]
Right-of-use assets		47,995	334,134
Total assets		1,385,334	9,644,420	14,251,815	[1]
Liabilities including amounts of the consolidated variable interest entities (the "VIEs") and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable		6,260	43,583	307,046	[1]
Amounts due to related parties		15,319	106,645	8,276,459	[1]
Liabilities from quality assurance program and guarantee		632	4,397	9,950	[1]
Deferred revenue		51,453	358,203	569,469	[1]
Payable to investors at fair value	[1]			626,207
Accrued expenses and other liabilities		335,940	2,338,745	2,193,576	[1]
Refund liabilities		258,774	1,801,535	2,145,748	[1]
Deferred tax liabilities		31,441	218,888	486,773	[1]
Lease liabilities		40,555	282,334
Total liabilities		740,374	5,154,330	14,615,228	[1]
Commitments and Contingencies (Note 17)					[1]
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 123,132,842 and 186,332,444 shares issued as of December 31, 2018 and 2019, respectively; 123,128,842 and 185,595,072 shares outstanding as of December 31, 2018 and 2019, respectively)		17	121	77	[1]
Treasury stock (4,000 and 737,372 shares as of December 31, 2018 and 2019, respectively)		(5,329)	(37,097)	(254)	[1]
Additional paid-in capital		723,763	5,038,691	1,293,968	[1]
Accumulated other comprehensive income		3,139	21,855	16,390	[1]
Accumulated deficit		(76,630)	(533,480)	(1,673,594)	[1]
Total (deficit)/equity		644,960	4,490,090	(363,413)	[1]
Total liabilities and equity		$ 1,385,334	¥ 9,644,420	¥ 14,251,815	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.